Stockholders' Equity	6 Months Ended
Jun. 30, 2018
Stockholders' Equity [Abstract]
Stockholders' Equity

7.Stockholders’ Equity

During the first half of 2018, the Company sold 1,016,870 common shares from its treasury stock for net proceeds of $3,571. During the first half of 2017, the Company sold 650,717 common shares from its treasury stock for net proceeds of $2,676 and 24,803 of its Series D Preferred Shares for net proceeds of $533.

On January 30, 2018 and April 30, 2018, the Company paid dividends of $0.50 per share, $2,000 in total, for its 8.00% Series B Preferred Shares and $0.55469 per share, $2,219 in total, on its 8.875% Series C Preferred Shares. On January 30, 2017 and May 1, 2017, the Company paid dividends of $0.50 per share, $2,000 in total, for its 8.00% Series B Preferred Shares and $0.55469 per share, $2,219 in total, on its 8.875% Series C Preferred Shares.

On February 28, 2018, and May 29, 2018, the Company paid dividends of $0.54687 per share for its 8.75% Series D Preferred Shares, $3,746 in total. On February 28, 2017 and May 30, 2017, the Company paid dividends of $0.546875 per share, $3,739 in total, for its Series D Preferred Shares.

On April 5, 2017, the Company completed an offering of 4,600,000 of its Series E Cumulative Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $110,496, net of underwriter’s discount and other expenses. Dividends on the Series E Preferred Shares are cumulative from the date of original issue and will be payable quarterly in arrears on the 28th day of February, May, August and November of each year, commencing May 28, 2017, when, as and if declared by our board of directors. Dividends will be payable from cash available for dividends at a rate equal to 9.25% per annum of the stated liquidation preference prior to May 28, 2027 and from and including May 28, 2027, at a floating rate equal to three-month LIBOR plus a spread of 6.881% per annum of the stated liquidation preference. On May 30, 2017, the Company paid dividends of $0.34045 per share each or $1,566 in total, on its Series E Preferred Shares. On February 28, 2018 and May 29, 2018, the Company paid dividends of $0.57812 per share or $5,319 in total, for its 9.25% Series E Preferred Shares.

On June 28, 2018, the Company completed an offering of 5,400,000 of its Series F Cumulative Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $130,553, net of underwriter’s discount and other expenses. Dividends on the Series F Preferred Shares are cumulative from the date of original issue and will be payable quarterly in arrears on the 30th day of January, April, July and October of each year, commencing October 30, 2018, when, as and if declared by our board of directors. Dividends will be payable from cash available for dividends at a rate equal to 9.50% per annum of the stated liquidation preference prior to July 30, 2028 and from and including July 30, 2028, at a floating rate equal to three-month LIBOR plus spread of 6.54% per annum of the stated liquidation preference.

On May 10, 2018, the Company paid dividend of $0.05 per common share outstanding which was declared on March 12, 2018. On June 15, 2018, the Company declared a dividend of $0.05 per common share payable on August 8, 2018 to stockholders of record as of August 2, 2018. On April 28, 2017 and July 14, 2017, the Company paid dividend of $0.05 per common share outstanding, which was declared on March 17, 2017 and May 12, 2017, respectively.